CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Net revenues	$ 339,065,455	$ 108,899,479
Cost of revenue (including share-based compensation of US$65,858 and US$198,402 in the nine months ended September 30, 2019 and 2020, respectively)	(17,056,483)	(11,435,005)
Gross profit	322,008,972	97,464,474
Operating expenses:
General and administrative expenses (including share-based compensation of US$434,790 and US$1,281,380 in the nine months ended September 30, 2019 and 2020, respectively)	(11,144,938)	(13,504,075)
Research and development expenses (including share-based compensation of US$2,564,606 and US$2,157,990 in the nine months ended September 30, 2019 and 2020, respectively)	(23,153,735)	(21,197,631)
Sales and marketing expenses (including share-based compensation of US$151,444 and US$168,727 in the nine months ended September 30, 2019 and 2020, respectively)	(316,276,383)	(93,533,363)
Other operating income (loss), net	(227,540)	228,302
Total operating expenses	(350,802,596)	(128,006,767)
Loss from operations	(28,793,624)	(30,542,293)
Interest income, net	227,348	708,370
Foreign exchange losses, net	(13,505)	(364,545)
Loss before income taxes	(28,579,781)	(30,198,468)
Income tax expense	(3,200)	(1,714)
Net Loss attributable to ordinary shareholders	$ (28,582,981)	$ (30,200,182)
Net Loss per ordinary share:
Basic (in dollars per share)	$ (0.01)	$ (0.01)
Diluted (in dollars per share)	$ (0.01)	$ (0.01)
Weighted average shares used in calculating net loss per ordinary share:
Basic (in shares)	3,086,630,271	3,163,501,054
Diluted (in shares)	3,086,630,271	3,163,501,054
ADS
Net Loss per ordinary share:
Basic (in dollars per share)	$ (0.46)	$ (0.48)
Diluted (in dollars per share)	$ (0.46)	$ (0.48)